STOCKHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 03, 2021 ₪ / shares	May 21, 2019 USD ($)
Amount authorized for repurchase of ordinary shares								$ 25.0
Treasury stock acquired | shares				3,581,851	3,299,207
Treasury Stock As Percentage Of Outstanding Stock				15.26%
Dividend paid	$ 10.0			$ 14.0	$ 12.0	$ 20.0
Dividend paid per share | $ / shares				$ 0.68	$ 0.56	$ 0.9
Cash dividend declared, value per share | ₪ / shares							₪ 0.48
Stcok repurchased by subsidiary, shares | shares				282,644	210,773	50,995
Stcok repurchased by subsidiary, amount				$ 6.6	$ 5.0	$ 1.3
Board of directors [Member]
Dividend paid	$ 3.0		$ 5.0
Amount of buyback program purchases				$ 6.0
Subsequent Event [Member] | Board of directors [Member]
Dividend paid		$ 8.0
Fully Owned Subsidiary [Member]
Stcok repurchased by subsidiary, shares | shares					146,589	228,725
Stcok repurchased by subsidiary, amount					$ 3.4	$ 6.0